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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-07148________________________

Schwartz Investment Trust

(Exact name of registrant as specified in charter)

  3707 West Maple Road            Bloomfield Hills, Michigan                    48301

                 (Address of principal executive offices)                          (Zip code)

George P. Schwartz

 Schwartz Investment Counsel, Inc.    3707 W. Maple Road    Bloomfield Hills, MI 48301

(Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500

Date of fiscal year end:         December 31, 2009

Date of reporting period:       September 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 86.7%	Shares	Market Value
Consumer Discretionary - 4.1%
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	200	$43,536

Internet & Catalog Retail - 0.6%
Stamps.com, Inc. *	20,110	186,018

Media - 0.5%
Value Line, Inc.	5,150	158,980

Specialty Retail - 1.2%
Signet Jewelers Ltd. *	15,000	394,950

Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc.	2,500	82,300
K-Swiss, Inc. - Class A	1,000	8,790
Weyco Group, Inc.	20,000	458,000
		549,090
Consumer Staples - 5.8%
Beverages - 1.6%
Coca-Cola Company (The)	10,000	537,000

Food & Staples Retailing - 2.3%
Sysco Corporation	30,000	745,500

Food Products - 1.9%
Lancaster Colony Corporation	12,000	615,240

Energy - 13.5%
Energy Equipment & Services - 8.5%
Atwood Oceanics, Inc. *	7,500	264,525
ENSCO International, Inc.	10,000	425,400
Halliburton Company	8,500	230,520
Nabors Industries Ltd. *	15,000	313,500
National Oilwell Varco, Inc. *	10,000	431,300
Patterson-UTI Energy, Inc.	32,500	490,750
Rowan Companies, Inc.	15,000	346,050
Schlumberger Ltd.	5,000	298,000
		2,800,045

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Market Value
Energy - 13.5% (Continued)
Oil, Gas & Consumable Fuels - 5.0%
Cimarex Energy Company	5,000	$216,600
Peabody Energy Corporation	5,000	186,100
Rosetta Resources, Inc. *	25,000	367,250
Southwestern Energy Company *	8,000	341,440
Suncor Energy, Inc.	5,000	172,800
XTO Energy, Inc.	8,500	351,220
		1,635,410
Financials - 23.3%
Capital Markets - 4.0%
Federated Investors, Inc. - Class B	50,000	1,318,500

Commercial Banks - 1.8%
Comerica, Inc.	20,000	593,400

Diversified Financial Services - 2.1%
Leucadia National Corporation *	14,500	358,440
Pico Holdings, Inc. *	10,000	333,500
		691,940
Insurance - 14.3%
Alleghany Corporation *	2,030	525,871
Berkshire Hathaway, Inc. - Class A *	10	1,010,000
Markel Corporation *	1,000	329,820
Meadowbrook Insurance Group, Inc.	140,000	1,036,000
Unico American Corporation	182,700	1,810,557
		4,712,248
Real Estate Management & Development - 0.7%
I. Gordon Corporation *	16,499	215,312

Thrifts & Mortgage Finance - 0.4%
AmTrust Financial Corporation * (a) (b)	200	139,000

Health Care - 8.7%
Health Care Equipment & Supplies - 5.8%
Kinetic Concepts, Inc. *	10,000	369,800
Stryker Corporation	15,000	681,450
Varian Medical Systems, Inc. *	20,000	842,600
		1,893,850
Pharmaceuticals - 2.9%
Johnson & Johnson	5,000	304,450

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Market Value
Health Care - 8.7% (Continued)
Pharmaceuticals - 2.9% (Continued)
Pfizer, Inc.	40,000	$662,000
		966,450
Industrials - 11.8%
Aerospace & Defense - 9.9%
Boeing Company (The)	10,000	541,500
General Dynamics Corporation	7,000	452,200
Northrop Grumman Corporation	10,000	517,500
Rockwell Collins, Inc.	20,000	1,016,000
Sparton Corporation *	172,739	734,141
		3,261,341
Industrial Conglomerates - 1.1%
3M Company	5,000	369,000

Machinery - 0.8%
Trinity Industries, Inc.	15,000	257,850

Information Technology - 19.5%
Communications Equipment - 1.1%
Cisco Systems, Inc. *	15,000	353,100

Computers & Peripherals - 2.2%
Dell, Inc. *	20,000	305,200
Teradata Corporation *	15,000	412,800
		718,000
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc. *	10,000	281,500
Avnet, Inc. *	10,000	259,700
Ingram Micro, Inc. - Class A *	20,000	337,000
MTS Systems Corporation	3,000	87,630
		965,830
Internet Software & Services - 0.7%
eBay, Inc. *	10,000	236,100

IT Services - 5.2%
Accenture PLC - Class A	25,000	931,750
Automatic Data Processing, Inc.	20,000	786,000
		1,717,750
Software - 7.4%
Microsoft Corporation	45,000	1,165,050

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 86.7% (Continued)	Shares	Market Value
Information Technology - 19.5% (Continued)
Software - 7.4% (Continued)
Nintendo Company Ltd. - ADR	40,000	$1,262,800
		2,427,850

Total Common Stocks (Cost $23,669,843)		$28,503,290

EXCHANGE-TRADED FUNDS - 3.0%	Shares	Market Value
SPDR Gold Trust * (Cost $815,427)	10,000	$988,500

OPEN-END FUNDS - 0.0%	Shares	Market Value
Sequoia Fund (Cost $7,908)	61	$6,614

MONEY MARKET FUNDS - 9.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (c)	1,527,846	$1,527,846
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	1,489,223	1,489,223
Total Money Market Funds (Cost $3,017,069)		$3,017,069

Total Investments at Market Value - 98.9% (Cost $27,510,247)		$32,515,473

Other Assets in Excess of Liabilities - 1.1%		361,100

Net Assets - 100.0%		$32,876,573

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Fair value priced (Note 1). Fair valued securities totaled $139,000 at September 30, 2009, representing 0.4% of net assets.
(b)	Level 2 security (Note 1).
(c)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

1. Securities valuation

The securities of the Schwartz Value Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009:

Valuation Inputs
Level 1 - Quoted prices	$32,376,473
Level 2 - Other significant observable inputs	139,000
Level 3 - Significant unobservable inputs	-
$32,515,473

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
Common Stocks	$28,364,290	$139,000	$-	$28,503,290
Exchange-Traded Funds	988,500	-	-	988,500
Open-End Funds	6,614	-	-	6,614
Money Market Funds	3,017,069	-	-	3,017,069
Total	$32,376,473	$139,000	$-	$32,515,473

Refer to the Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 and Level 2 inputs by industry type, as required by GAAP.

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on security transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2009:

Cost of portfolio of investments	$27,893,211

Gross unrealized appreciation	$7,494,468
Gross unrealized depreciation	(2,872,206)

Net unrealized appreciation	$4,622,262

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Market Value
Consumer Discretionary - 14.0%
Auto Components - 1.3%
Gentex Corporation	150,000	$2,122,500

Automobiles - 1.1%
Harley-Davidson, Inc.	80,000	1,840,000

Distributors - 2.0%
Genuine Parts Company	85,000	3,235,100

Household Durables - 0.4%
Craftmade International, Inc. *	216,600	669,294

Specialty Retail - 6.5%
Bed Bath & Beyond, Inc. *	35,000	1,313,900
Chico's FAS, Inc. *	150,000	1,950,000
Lowe's Companies, Inc.	150,000	3,141,000
Sherwin-Williams Company (The)	70,000	4,211,200
		10,616,100
Textiles, Apparel & Luxury Goods - 2.7%
Coach, Inc.	75,000	2,469,000
VF Corporation	25,000	1,810,750
		4,279,750
Consumer Staples - 2.1%
Personal Products - 2.1%
Avon Products, Inc.	100,000	3,396,000

Energy - 14.6%
Energy Equipment & Services - 6.9%
Halliburton Company	190,000	5,152,800
ION Geophysical Corporation *	700,000	2,464,000
Schlumberger Ltd.	40,000	2,384,000
Tidewater, Inc.	25,000	1,177,250
		11,178,050
Oil, Gas & Consumable Fuels - 7.7%
Exxon Mobil Corporation	40,000	2,744,400
Forest Oil Corporation *	180,000	3,522,600
Peabody Energy Corporation	55,000	2,047,100
Range Resources Corporation	15,000	740,400
Southwestern Energy Company *	50,000	2,134,000
Suncor Energy, Inc.	40,000	1,382,400
		12,570,900
Financials - 16.5%
Capital Markets - 1.1%
Federated Investors, Inc. - Class B	70,000	1,845,900

Commercial Banks - 2.8%
Comerica, Inc.	150,000	4,450,500

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Market Value
Financials - 16.5% (Continued)
Insurance - 10.9%
Alleghany Corporation *	11,000	$2,849,550
Everest Re Group Ltd.	30,000	2,631,000
Hanover Insurance Group, Inc. (The)	75,000	3,099,750
Markel Corporation *	6,000	1,978,920
Meadowbrook Insurance Group, Inc.	575,000	4,255,000
Unico American Corporation	282,945	2,803,985
		17,618,205
Real Estate Investment Trusts - 1.7%
Annaly Capital Management, Inc.	75,000	1,360,500
HCP, Inc.	50,000	1,437,000
		2,797,500
Health Care - 11.3%
Health Care Equipment & Supplies - 5.8%
Kinetic Concepts, Inc. *	75,000	2,773,500
Stryker Corporation	90,000	4,088,700
Varian Medical Systems, Inc. *	60,000	2,527,800
		9,390,000
Health Care Providers & Services - 1.7%
Patterson Companies, Inc. *	100,000	2,725,000

Life Sciences Tools & Services - 2.6%
Mettler-Toledo International, Inc. *	20,000	1,811,800
Waters Corporation *	45,000	2,513,700
		4,325,500
Pharmaceuticals - 1.2%
Abbott Laboratories	40,000	1,978,800

Industrials - 19.3%
Aerospace & Defense - 6.3%
BE Aerospace, Inc. *	200,000	4,028,000
General Dynamics Corporation	40,000	2,584,000
United Technologies Corporation	60,000	3,655,800
		10,267,800
Building Products - 1.4%
Simpson Manufacturing Company, Inc.	90,000	2,273,400

Construction & Engineering - 0.8%
Foster Wheeler AG *	40,000	1,276,400

Electrical Equipment - 2.8%
General Cable Corporation *	115,000	4,502,250

Machinery - 5.8%
Caterpillar, Inc.	75,000	3,849,750
Graco, Inc.	115,000	3,205,050
Lincoln Electric Holdings, Inc.	50,000	2,372,500
		9,427,300

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.3% (Continued)	Shares	Market Value
Industrials - 19.3% (Continued)
Road & Rail - 2.2%
Burlington Northern Santa Fe Corporation	45,000	$3,592,350

Information Technology - 14.3%
Communications Equipment - 3.7%
ADTRAN, Inc.	90,000	2,209,500
Cisco Systems, Inc. *	165,000	3,884,100
		6,093,600
Computers & Peripherals - 3.1%
Dell, Inc. *	100,000	1,526,000
Teradata Corporation *	125,000	3,440,000
		4,966,000
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. *	35,000	985,250

IT Services - 4.9%
Accenture PLC - Class A	100,000	3,727,000
Western Union Company (The)	225,000	4,257,000
		7,984,000
Office Electronics - 2.0%
Zebra Technologies Corporation - Class A *	125,000	3,241,250

Materials - 3.2%
Chemicals - 3.2%
Balchem Corporation	70,000	1,841,000
FMC Corporation	60,000	3,375,000
		5,216,000

Total Common Stocks (Cost $133,951,309)		$154,864,699

EXCHANGE-TRADED FUNDS - 1.2%	Shares	Market Value
SPDR Gold Trust* (Cost $1,901,817)	20,000	$1,977,000

MONEY MARKET FUNDS - 3.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (a) (Cost $5,122,362)	5,122,362	$5,122,362

Total Investments at Market Value - 99.7% (Cost $140,975,488)		$161,964,061

Other Assets in Excess of Liabilities - 0.3%		518,192

Net Assets - 100.0%		$162,482,253

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedules of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Market Value
Consumer Discretionary - 12.5%
Automobiles - 1.0%
Harley-Davidson, Inc.	47,300	$1,087,900

Leisure Equipment & Products - 2.9%
Polaris Industries, Inc.	78,500	3,201,230

Specialty Retail - 5.1%
Bed Bath & Beyond, Inc. *	60,100	2,256,154
Ross Stores, Inc.	69,300	3,310,461
		5,566,615
Textiles, Apparel & Luxury Goods - 3.5%
Coach, Inc.	118,300	3,894,436

Consumer Staples - 8.2%
Food Products - 6.5%
Kellogg Company	76,600	3,771,018
McCormick & Company, Inc.	98,300	3,336,302
		7,107,320
Household Products - 1.7%
Clorox Company (The)	32,000	1,882,240

Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Exxon Mobil Corporation	41,400	2,840,454
Occidental Petroleum Corporation	53,800	4,217,920
XTO Energy, Inc.	83,125	3,434,725
		10,493,099
Financials - 7.2%
Capital Markets - 4.4%
Eaton Vance Corporation	59,000	1,651,410
SEI Investments Company	163,900	3,225,552
		4,876,962
Insurance - 2.8%
Brown & Brown, Inc.	160,200	3,069,432

Health Care - 23.7%
Biotechnology - 2.0%
Gilead Sciences, Inc. *	48,000	2,235,840

Health Care Equipment & Supplies - 10.5%
Beckman Coulter, Inc.	23,300	1,606,302
C.R. Bard, Inc.	43,800	3,443,118
Stryker Corporation	59,800	2,716,714
Varian Medical Systems, Inc. *	89,000	3,749,570
		11,515,704
Health Care Providers & Services - 5.0%
Patterson Companies, Inc. *	55,500	1,512,375

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.4% (Continued)	Shares	Market Value
Health Care - 23.7% (Continued)
Health Care Providers & Services - 5.0% (Continued)
VCA Antech, Inc. *	145,300	$3,907,117
		5,419,492
Life Sciences Tools & Services - 6.2%
Dionex Corporation *	59,900	3,891,703
Mettler-Toledo International, Inc. *	31,900	2,889,821
		6,781,524
Industrials - 26.9%
Aerospace & Defense - 3.4%
General Dynamics Corporation	57,700	3,727,420

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	49,100	1,725,865

Commercial Services & Supplies - 3.5%
Rollins, Inc.	202,900	3,824,665

Electrical Equipment - 3.4%
AMETEK, Inc.	107,200	3,742,352

Machinery - 12.7%
CLARCOR, Inc.	56,800	1,781,248
Danaher Corporation	55,000	3,702,600
Donaldson Company, Inc.	61,400	2,126,282
Graco, Inc.	100,200	2,792,574
Toro Company (The)	88,900	3,535,553
		13,938,257
Road & Rail - 2.3%
Landstar System, Inc.	67,500	2,569,050

Information Technology - 11.3%
Communications Equipment - 1.4%
Cisco Systems, Inc. *	66,000	1,553,640

Computers & Peripherals - 3.5%
Hewlett-Packard Company	79,900	3,772,079

Electronic Equipment, Instruments & Components - 3.2%
Amphenol Corporation - Class A	94,200	3,549,456

IT Services - 3.2%
Accenture PLC - Class A	93,600	3,488,472

Total Common Stocks (Cost $105,610,235)		$109,023,050

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (a) (Cost $715,000)	715,000	$715,000

Total Investments at Market Value - 100.1% (Cost $106,325,235)		$109,738,050

Liabilities in Excess of Other Assets - (0.1%)		(142,882)

Net Assets - 100.0%		$109,595,168

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedules of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Market Value
Consumer Discretionary - 19.0%
Automobiles - 3.3%
Harley-Davidson, Inc.	140,000	$3,220,000

Household Durables - 1.5%
Leggett & Platt, Inc.	75,000	1,455,000

Multiline Retail - 2.0%
Family Dollar Stores, Inc.	75,000	1,980,000

Specialty Retail - 9.2%
Cato Corporation (The) - Class A	100,000	2,029,000
Home Depot, Inc. (The)	70,000	1,864,800
Ross Stores, Inc.	50,000	2,388,500
Sherwin-Williams Company (The)	45,000	2,707,200
		8,989,500
Textiles, Apparel & Luxury Goods - 3.0%
VF Corporation	40,000	2,897,200

Consumer Staples - 13.5%
Food & Staples Retailing - 2.8%
Sysco Corporation	110,000	2,733,500

Food Products - 4.3%
Hormel Foods Corporation	62,500	2,220,000
Kellogg Company	40,000	1,969,200
		4,189,200
Household Products - 2.9%
Procter & Gamble Company (The)	50,000	2,896,000

Personal Products - 3.5%
Avon Products, Inc.	100,000	3,396,000

Energy - 10.0%
Energy Equipment & Services - 6.5%
Halliburton Company	125,000	3,390,000
Schlumberger Ltd.	50,000	2,980,000
		6,370,000
Oil, Gas & Consumable Fuels - 3.5%
Exxon Mobil Corporation	25,000	1,715,250
Peabody Energy Corporation	45,000	1,674,900
		3,390,150
Financials - 10.6%
Capital Markets - 3.1%
Federated Investors, Inc. - Class B	115,000	3,032,550

Commercial Banks - 5.1%
BB&T Corporation	76,000	2,070,240
Comerica, Inc.	75,000	2,225,250

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Market Value
Financials - 10.6% (Continued)
Commercial Banks - 5.1% (Continued)
United Bankshares, Inc.	35,000	$685,650
		4,981,140
Insurance - 2.4%
HCC Insurance Holdings, Inc.	85,000	2,324,750

Health Care - 8.4%
Health Care Equipment & Supplies - 5.5%
DENTSPLY International, Inc.	50,000	1,727,000
Stryker Corporation	80,000	3,634,400
		5,361,400
Health Care Providers & Services - 1.7%
Laboratory Corporation of America Holdings *	25,000	1,642,500

Pharmaceuticals - 1.2%
Abbott Laboratories	25,000	1,236,750

Industrials - 22.2%
Aerospace & Defense - 4.5%
General Dynamics Corporation	40,000	2,584,000
United Technologies Corporation	30,000	1,827,900
		4,411,900
Electrical Equipment - 2.7%
Emerson Electric Company	65,000	2,605,200

Industrial Conglomerates - 4.1%
3M Company	40,000	2,952,000
Raven Industries, Inc.	40,000	1,069,200
		4,021,200
Machinery - 5.4%
Graco, Inc.	40,000	1,114,800
PACCAR, Inc.	52,500	1,979,775
Stanley Works (The)	50,000	2,134,500
		5,229,075
Road & Rail - 1.2%
Burlington Northern Santa Fe Corporation	15,000	1,197,450

Trading Companies & Distributors - 4.3%
Fastenal Company	50,000	1,935,000
W.W. Grainger, Inc.	25,000	2,234,000
		4,169,000
Information Technology - 6.2%
IT Services - 3.0%
Paychex, Inc.	100,000	2,905,000

Software - 3.2%
Jack Henry & Associates, Inc.	80,000	1,877,600
Nintendo Company Ltd. - ADR	40,000	1,262,800
		3,140,400

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.4% (Continued)	Shares	Market Value
Materials - 1.9%
Chemicals - 1.9%
RPM International, Inc.	100,000	$1,849,000

Utilities - 2.6%
Electric Utilities - 2.6%
FPL Group, Inc.	45,000	2,485,350

Total Common Stocks (Cost $83,226,478)		$92,109,215

MONEY MARKET FUNDS - 7.1%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (a)	4,609,093	$4,609,093
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	2,347,115	2,347,115
Total Money Market Funds (Cost $6,956,208)		$6,956,208

Total Investments at Market Value - 101.5% (Cost $90,182,686)		$99,065,423

Liabilities in Excess of Other Assets - (1.5%)		(1,474,723)

Net Assets - 100.0%		$97,590,700

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedules of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

COMMON STOCKS - 76.5%	Shares	Market Value
Consumer Discretionary - 4.1%
Internet & Catalog Retail - 0.9%
Stamps.com, Inc. *	15,000	$138,750

Media - 0.3%
Value Line, Inc.	1,880	58,035

Specialty Retail - 1.7%
Signet Jewelers Ltd. *	10,000	263,300

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	2,500	82,300
K-Swiss, Inc. - Class A	11,700	102,843
		185,143
Consumer Staples - 5.2%
Food & Staples Retailing - 3.2%
Sysco Corporation	20,000	497,000

Food Products - 2.0%
Lancaster Colony Corporation	6,000	307,620

Energy - 14.1%
Energy Equipment & Services - 9.1%
Atwood Oceanics, Inc. *	4,000	141,080
ENSCO International, Inc.	6,000	255,240
Nabors Industries Ltd. *	15,000	313,500
National Oilwell Varco, Inc. *	2,500	107,825
Patterson-UTI Energy, Inc.	20,000	302,000
Rowan Companies, Inc.	12,500	288,375
		1,408,020
Oil, Gas & Consumable Fuels - 5.0%
Cimarex Energy Company	3,500	151,620
Rosetta Resources, Inc. *	15,000	220,350
St. Mary Land & Exploration Company	7,500	243,450
XTO Energy, Inc.	4,000	165,280
		780,700
Financials - 11.4%
Capital Markets - 3.4%
Federated Investors, Inc. - Class B	20,000	527,400

Diversified Financial Services - 2.1%
Leucadia National Corporation *	13,000	321,360

Insurance - 5.9%
Alleghany Corporation *	1,174	304,125
Markel Corporation *	500	164,910
Meadowbrook Insurance Group, Inc.	20,000	148,000
White Mountains Insurance Group Ltd.	1,000	307,010
		924,045

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.5% (Continued)	Shares	Market Value
Health Care - 11.0%
Health Care Equipment & Supplies - 6.4%
Kinetic Concepts, Inc. *	3,000	$110,940
Stryker Corporation	10,000	454,300
Varian Medical Systems, Inc. *	10,000	421,300
		986,540
Pharmaceuticals - 4.6%
Endo Pharmaceuticals Holdings, Inc. *	12,000	271,560
Forest Laboratories, Inc. *	15,000	441,600
		713,160
Industrials - 14.1%
Aerospace & Defense - 11.6%
Boeing Company (The)	3,000	162,450
General Dynamics Corporation	6,000	387,600
Northrop Grumman Corporation	5,000	258,750
Precision Castparts Corporation	1,500	152,805
Rockwell Collins, Inc.	9,500	482,600
Sparton Corporation *	80,915	343,889
		1,788,094
Industrial Conglomerates - 1.4%
3M Company	3,000	221,400

Machinery - 1.1%
Trinity Industries, Inc.	10,000	171,900

Information Technology - 16.6%
Communications Equipment - 0.7%
Harris Corporation	3,000	112,800

Computers & Peripherals - 2.9%
Dell, Inc. *	20,000	305,200
Teradata Corporation *	5,000	137,600
		442,800
Electronic Equipment, Instruments & Components - 3.2%
Arrow Electronics, Inc. *	5,000	140,750
Avnet, Inc. *	5,000	129,850
Ingram Micro, Inc. - Class A *	10,000	168,500
MTS Systems Corporation	2,000	58,420
		497,520
IT Services - 5.7%
Accenture PLC - Class A	10,000	372,700
Automatic Data Processing, Inc.	13,000	510,900
		883,600
Software - 4.1%
Nintendo Company Ltd. - ADR	20,000	631,400

Total Common Stocks (Cost $9,038,518)		$11,860,587

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS(a) - 6.2%	Face Amount	Market Value
U.S. Bank N.A., 0.01%, dated 09/30/09, due 10/01/09, repurchase proceeds: $957,247 (Cost $957,247)	$957,247	$957,247

EXCHANGE-TRADED FUNDS - 3.1%	Shares	Market Value
SPDR Gold Trust* (Cost $410,954)	4,745	$469,044

MONEY MARKET FUNDS - 14.0%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (b)	725,267	$725,267
Federated Treasury Obligations Fund - Institutional Shares, 0.02% (b)	724,758	724,758
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (b)	725,597	725,597
Total Money Market Funds (Cost $2,175,622)		$2,175,622

Total Investments at Market Value - 99.8% (Cost $12,582,341)		$15,462,500

Other Assets in Excess of Liabilities - 0.2%		38,615

Net Assets - 100.0%		$15,501,115

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	Repurchase agreement is fully collateralized by $957,247 FGCI Pool #E99430, 4.50%, due 09/01/18. The aggregate market value of the collateral at September 30, 2009 was $976,462.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedules of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

U.S. TREASURY OBLIGATIONS - 11.4%	Par Value	Market Value
U.S. Treasury Inflation-Protected Notes - 6.6%
2.500%, due 07/15/16	$2,132,820	$2,286,116
2.625%, due 07/15/17	1,039,110	1,128,084
		3,414,200
U.S. Treasury Notes - 4.8%
1.750%, due 11/15/11	1,000,000	1,015,078
2.375%, due 08/31/14	1,500,000	1,505,625
		2,520,703

Total U.S. Treasury Obligations (Cost $5,722,842)		$5,934,903

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 13.3%	Par Value	Market Value
Federal Farm Credit Bank - 6.2%
4.480%, due 08/24/12	$1,000,000	$1,075,733
4.600%, due 12/27/12	1,000,000	1,081,918
4.500%, due 01/22/15	1,000,000	1,076,686
		3,234,337
Federal Home Loan Bank - 3.9%
5.000%, due 09/01/10	1,000,000	1,040,897
4.050%, due 11/26/13	500,000	516,406
3.740%, due 02/06/14	500,000	522,496
		2,079,799
Private Export Funding Corporation - 3.2%
5.685%, due 05/15/12	1,500,000	1,663,524

Total U.S. Government & Agency Obligations (Cost $6,648,665)		$6,977,660

CORPORATE BONDS - 46.2%	Par Value	Market Value
Consumer Discretionary - 3.9%
Johnson Controls, Inc., 5.500%, due 01/15/16	$500,000	$517,940
McGraw-Hill Companies, Inc. (The), 5.375%, due 11/15/12	500,000	525,595
Stanley Works (The), 5.000%, due 03/15/10	1,000,000	1,012,854
		2,056,389
Consumer Staples - 7.3%
Avon Products, Inc, 5.625%, due 03/01/14	500,000	543,651
Hormel Foods Corporation, 6.625%, due 06/01/11	600,000	643,210
Kellogg Company, 6.600%, due 04/01/11	1,000,000	1,071,732
Kraft Foods, Inc., 6.000%, due 02/11/13	500,000	536,311
Sysco Corporation, 4.200%, due 02/12/13	1,000,000	1,040,463
		3,835,367
Energy - 4.1%
Apache Corporation, 5.625%, due 01/15/17	1,000,000	1,088,887
Halliburton Company, 5.500%, due 10/15/10	1,000,000	1,043,087
		2,131,974

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 46.2% (Continued)	Par Value	Market Value
Financials - 7.1%
BB&T Corporation, 4.750%, due 10/01/12	$1,000,000	$1,042,959
Burlington Resources Financial Company, 6.500%, due 12/01/11	500,000	549,259
Caterpillar Financial Services Corporation, 4.750%, due 02/17/15	1,000,000	1,040,954
National Rural Utilities Cooperative Finance Corporation, 4.750%, due 03/01/14	1,000,000	1,060,237
		3,693,409
Industrials - 11.1%
Burlington Northern Santa Fe Corporation, 5.720%, due 01/15/24	949,306	1,006,615
Cooper US, Inc., 5.450%, due 04/01/15	1,000,000	1,060,198
Dover Corporation, 6.500%, due 02/15/11	1,000,000	1,065,377
Eaton Corporation, 4.900%, due 05/15/13	500,000	530,052
PACCAR, Inc., 6.875%, due 02/15/14	500,000	562,937
R.R. Donnelley & Sons Company, 4.950%, due 05/15/10	500,000	504,084
United Technologies Corporation, 6.350%, due 03/01/11	1,000,000	1,064,029
		5,793,292
Information Technology - 4.3%
Hewlett-Packard Company, 6.125%, due 03/01/14	1,000,000	1,125,834
International Business Machines Corporation, 4.750%, due 11/29/12	500,000	540,818
International Business Machines Corporation, 6.500%, due 10/15/13	500,000	569,998
		2,236,650
Materials - 4.2%
PPG Industries, Inc., 6.650%, due 03/15/18	1,000,000	1,090,264
Praxair, Inc., 6.375%, due 04/01/12	1,000,000	1,107,217
		2,197,481
Utilities - 4.2%
FPL Group Capital, Inc., 5.625%, due 09/01/11	1,000,000	1,071,122
Southern Power Company, 6.250%, due 07/15/12	1,000,000	1,094,762
		2,165,884

Total Corporate Bonds (Cost $23,205,455)		$24,110,446

COMMON STOCKS - 18.7%	Shares	Market Value
Consumer Discretionary - 4.5%
Distributors - 1.1%
Genuine Parts Company	15,000	$570,900

Specialty Retail - 2.3%
Cato Corporation (The) - Class A	10,000	202,900
Home Depot, Inc. (The)	16,000	426,240
Sherwin-Williams Company (The)	10,000	601,600
		1,230,740
Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	8,000	579,440

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.7% (Continued)	Shares	Market Value
Consumer Staples - 3.5%
Food & Staples Retailing - 1.2%
Sysco Corporation	25,000	$621,250

Household Products - 1.3%
Procter & Gamble Company (The)	12,000	695,040

Personal Products - 1.0%
Avon Products, Inc.	15,000	509,400

Financials - 1.8%
Capital Markets - 1.3%
Federated Investors, Inc. - Class B	25,000	659,250

Commercial Banks - 0.5%
BB&T Corporation	10,000	272,400

Health Care - 0.6%
Pharmaceuticals - 0.6%
Abbott Laboratories	6,000	296,820

Industrials - 3.6%
Electrical Equipment - 1.2%
Emerson Electric Company	15,000	601,200

Industrial Conglomerates - 1.4%
3M Company	10,000	738,000

Machinery - 1.0%
Caterpillar, Inc.	6,000	307,980
Stanley Works (The)	5,000	213,450
		521,430
Information Technology - 1.1%
IT Services - 1.1%
Paychex, Inc.	20,000	581,000

Materials - 0.7%
Chemicals - 0.7%
RPM International, Inc.	20,000	369,800

Utilities - 2.9%
Electric Utilities - 1.9%
FPL Group, Inc.	10,000	552,300
Southern Company (The)	15,000	475,050
		1,027,350

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 18.7% (Continued)	Shares	Market Value
Utilities - 2.9% (Continued)
Multi-Utilities - 1.0%
NSTAR	16,000	$509,120

Total Common Stocks (Cost $8,706,856)		$9,783,140

MONEY MARKET FUNDS - 9.3%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.13% (a)	2,434,759	$2,434,759
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	2,400,648	2,400,648
Total Money Market Funds (Cost $4,835,407)		$4,835,407

Total Investments at Market Value - 98.9% (Cost $49,119,225)		$51,641,556

Other Assets in Excess of Liabilities - 1.1%		575,011

Net Assets - 100.0%		$52,216,567

(a)	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2009.

See notes to schedules of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2009 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund (the “Funds”)  which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.  Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2009:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Opportunity Fund	Ave Maria Bond Fund
Level 1 - Quoted prices	$161,964,061	$109,738,050	$99,065,423	$15,462,500	$14,618,547
Level 2 - Other significant observable inputs	-	-	-	-	37,023,009
Level 3 - Significant unobservable inputs	-	-	-	-	-

Total	$161,964,061	$109,738,050	$99,065,423	$15,462,500	$51,641,556

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of September 30, 2009, all of the securities held in the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund and all of the common stocks held in the Ave Maria Bond Fund were valued using Level 1 inputs.  Refer to each respective Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by industry type, as required by GAAP.

The following is a summary of the inputs used to value the Ave Maria Bond Fund’s investments as of September 30, 2009 by security type, as required by GAAP:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$12,912,563	$-	$12,912,563
Corporate Bonds	-	24,110,446	-	24,110,446
Common Stocks	9,783,140	-	-	9,783,140
Money Market Funds	4,835,407	-	-	4,835,407
Total	$14,618,547	$37,023,009	$-	$51,641,556

2. Security transactions

Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of September 30, 2009:

	Ave Maria Catholic Values Fund	Ave Maria Growth Fund	Ave Maria Rising Dividend Fund	Ave Maria Opportunity Fund	Ave Maria Bond Fund

Cost of portfolio investments	$143,199,585	$106,502,874	$90,537,908	$12,604,148	$49,119,225

Gross unrealized appreciation	$28,572,459	$13,315,300	$13,094,626	$2,906,475	$2,863,000

Gross unrealized depreciation	(9,807,983)	(10,080,124)	(4,567,111)	(48,123)	(340,669)

Net unrealized appreciation	$18,764,476	$3,235,176	$8,527,515	$2,858,352	$2,522,331

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust

By (Signature and Title)*	/s/ George P. Schwartz
George P. Schwartz, President

Date          November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George P. Schwartz
George P. Schwartz, President

Date          November 24, 2009

By (Signature and Title)*	/s/ Timothy S. Schwartz
Timothy S. Schwartz, Treasurer

Date _       November 24, 2009

* Print the name and title of each signing officer under his or her signature.